Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal
Current
Deferred	(3,036,568)	(4,840,852)
State and local:
Current
Deferred	(289,197)	346,679
Foreign
Current
Deferred	(38,037)	(187,853)
Income tax provision	(3,287,728)	(4,682,026)
Change in valuation allowance	3,287,728	4,682,026
Income tax provision (benefit)